Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Schedule of Outstanding Warrants to Shareholders

The Company’s outstanding warrants to shareholders as of December 31, 2024 are as follows:

Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
1,253,100	2.78	1.23

Outstanding and exercisable warrants	Grant Date	Last Date to Exercise	Exercise Price	Remaining contractual life (years)
300,000	16/05/2019	16/11/2025	3.30	0.88
720,000	04/01/2021	05/01/2026	2.75	1.01
233,100	03/05/2022	02/05/2027	2.20	2.33
1,253,100

Schedule of Employee and Director Stock Option Activity and Related Information

A summary of the Company’s employee and director stock option activity and related information for the year ended December 31, 2024, 2023, 2022 is as follows:

	2024		2023		2022
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	300,833	$2.89	347,333	$2.79	275,833	$2.40
Changes during the year:
Granted	37,500	$2.97	-	$-	87,500	$2.25
Exercised	(23,333)	$2.14	(46,500)	$2.16	(1,000)	$2.12
Forfeited	-	$-	-	$-	(15,000)	$2.80
Outstanding - year end	315,000	$2.96	300,833	$2.89	347,333	$2.79
Vested and expected to vest	248,333	$3.04	183,333	$2.95	164,166	$2.61
Exercisable at year end	248,333	$3.04	156,666	$3.09	136,499	$2.71

Schedule of Options Granted to Employees and Directors

Options granted to employees and directors that are outstanding as of December 31, 2024 broken into exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2024	life (years)	2024	(years)

2.245	87,500	2.95	58,333	2.95
2.433	7,500	1.02	7,500	1.02
2.775	20,000	1.01	20,000	1.01
2.968	37,500	4.64	-	4.64
3.195	20,000	1.14	20,000	1.14
3.251	7,500	1.81	7,500	1.81
3.252	100,000	1.81	100,000	1.81
3.863	30,000	1.75	30,000	1.75
4.022	5,000	1.66	5,000	1.66

Grand Total	315,000	2.34	248,333	1.92